Leases (Details) - m²					12 Months Ended
	Sep. 19, 2021	Jul. 29, 2021	Oct. 31, 2020	Jul. 31, 2018	Dec. 31, 2023	Dec. 31, 2022	Sep. 01, 2021	Aug. 01, 2021	Sep. 30, 2019
Leases [Line Items]
Lease terms	60 months	22 months	33 months	60 months			24 months	63 months	24 months
Square meters of lease agreement			421	420				455	55
Lease expires date	Sep. 18, 2026	Oct. 31, 2026	Sep. 30, 2025	Aug. 31, 2023
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]					Other assets (notes 7 & 9)	Other assets (notes 7 & 9)
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]					Liability classified as held for sale (note 16)	Liability classified as held for sale (note 16)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]					Other long-term Liabilities (note 9)	Other long-term Liabilities (note 9)
Vehicle lease agreements					36 months
Nes Ziona [Member]
Leases [Line Items]
Square meters of lease agreement		455
Yavne Israel [Member]
Leases [Line Items]
Lease terms	60 months